UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21200

The Denali Fund Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Fund Administrative Services 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1 — Schedule of Investments.

Portfolio of Investments as of January 31, 2009 (Unaudited)	The Denali Fund Inc.

		Value
Shares	Description	(Note 1)
LONG TERM INVESTMENTS 86.4%
DOMESTIC COMMON STOCKS 54.2%
Diversified 24.5%
254	Berkshire Hathaway, Inc. - Class A*	$22,733,508

Diversified Financial Services 1.8%
35,000	American Express Co.	585,550
50,000	Moody’s Corp.	1,071,000
		1,656,550
Industrial 5.0%
123,887	Constellation Energy Group, Inc.	3,258,228
75,000	Liberty Media Corp. Entertainment, Series A*	1,376,250
		4,634,478
Real Estate Investment Trust (REIT) 17.2%
597	AvalonBay Communities, Inc.	30,954
180,600	Glimcher Realty Trust	334,110
106,300	HCP, Inc.	2,481,042
69,800	Highwoods Properties, Inc.	1,574,688
86,700	Kilroy Realty Corp.	1,981,962
112,000	LTC Properties, Inc.	2,317,280
33,600	Nationwide Health Properties, Inc.	857,808
3,934	UDR, Inc.	46,146
226,200	Ventas, Inc.	6,304,194
		15,928,184
Registered Investment Company (RIC) 5.7%
30,000	Clough Global Opportunities Fund	272,400
200,825	Cohen & Steers Advantage Income Realty Fund, Inc.	674,772
115,800	Cohen & Steers Premium Income Realty Fund, Inc	364,770
48,400	Cohen & Steers Quality Income Realty Fund, Inc.	180,048
34,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	189,720
132,374	Cohen & Steers REIT and Utility Income Fund, Inc.	844,546
50,000	Cohen & Steers Select Utility Fund, Inc.	566,500
93,600	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	764,712
29,558	Cohen & Steers Worldwide Realty Income Fund, Inc.	90,152
100,000	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	839,000
141,900	ING Clarion Global Real Estate Income Fund	550,572
		5,337,192
TOTAL DOMESTIC COMMON STOCKS (Cost $54,534,636)		50,289,912

AUCTION PREFERRED SECURITIES 22.6%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7(1)	3,920,000
65	Blackrock Preferred and Equity Advantage Trust, Series F7(1)	1,592,500
30	Calamos Convertible Opportunities and Income Fund, Series Th7(1)	735,000
12	Cohen & Steers Premium Income Realty Fund, Inc., Series M(1)	294,000
56	Cohen & Steers REIT and Preferred Income Fund, Inc., Series T(1)	1,372,000
65	Cohen & Steers REIT and Utility Income Fund, Inc., Series W7(1)	1,592,500
54	Cohen & Steers Select Utility Fund, Inc., Series Th7(1)	1,323,000
16	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc., Series M7(1)	392,000
6	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc., Series Th7(1)	147,000
26	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc., Series W7(1)	637,000
68	Gabelli Dividend & Income Trust, Series C(1)	1,666,000
18	Neuberger Berman Real Estate Securities Income Fund, Inc., Series A(1)	441,000
106	PIMCO Corporate Opportunity Fund, Series W(1)	2,597,000
93	TS&W/Claymore Tax-Advantaged Balanced Fund(1)	2,278,500
80	Western Asset Premier Bond Fund, Series M(1)	1,960,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $21,375,000)		20,947,500

DOMESTIC PREFERRED STOCKS 1.9%
Real Estate Investment Trust (REIT)
22,800	Eagle Hospitality Properties Trust, Inc.*	13,539
28,900	Glimcher Realty Trust Series F	158,661
8,500	Glimcher Realty Trust Series G	42,500
50,000	LBA Realty Fund II-WBP I LLC Series A(1)	1,500,000
15,600	Strategic Hotels & Resorts, Inc. Series B	78,936

TOTAL DOMESTIC PREFERRED STOCKS (Cost $4,395,000)		1,793,636

HEDGE FUNDS 7.7%
7	Ithan Creek Partners, L.P.* (1)	7,109,789

TOTAL HEDGE FUNDS (Cost $7,000,000)		7,109,789

TOTAL LONG TERM INVESTMENTS (Cost $87,304,636)		80,140,837

SHORT TERM INVESTMENTS 13.3%
MONEY MARKET FUNDS 7.5%
6,895,978	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 day yield 0.289%	6,895,978

TOTAL MONEY MARKET FUNDS (Cost $6,895,978)		6,895,978

Par Value
DOMESTIC GOVERNMENT BONDS 5.8%
5,400,000	United States Treasury Bill, Discount Note, 0.430% due 4/29/2009	5,397,521

TOTAL DOMESTIC GOVERNMENT BONDS (Identified cost $5,394,388)		5,397,521

TOTAL SHORT TERM INVESTMENTS (Cost $12,290,366)		12,293,499

TOTAL INVESTMENTS 99.7% (Cost $99,595,002)		92,434,336
OTHER ASSETS AND LIABILITIES 0.3%		325,786
TOTAL NET ASSETS AVAILABLE TO COMMON SHARES AND PREFERRED SHARES 100.0%		92,760,122
AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE		(42,000,000)
TOTAL NET ASSETS AVAILABLE TO COMMON SHARES		$50,760,122

* Non-income producing security.

(1) Fair valued security under procedures established by the Fund’s Board of Directors.  The total value of these securities at January 31, 2009 was $29,557,289, or 31.9% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net asset available to common shares and preferred sharess. These industry classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2009 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type.

Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (“FASB”) No. 157, Fair Value Measurements (“FAS 157”), as well as FASB Standards No. 159 (“FAS 159”), Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115, effective November 1, 2008. Management has determined that there is no impact to the Fund as a result of adopting FAS 159. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended January 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multi-dimensional relational pricing model.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$57,465,987
Level 2 - Significant Observable Inputs	26,358,560
Level 3 - Significant Unobservable Inputs	8,609,789
Total	$92,434,336

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 10/31/08	$8,568,741
Change in unrealized appreciation	41,048
Balance as of 1/31/09	$8,609,789

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the portfolios. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis, using the effective interest method.

Dividend income from investments in real estate investment trusts (“REITs”) is recorded at management’s estimate of the income included in distributions received. Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT only after its fiscal year-end, and may differ from the estimated amounts.

Note 2.  Unrealized Appreciation/ (Depreciation)

On January 31, 2009, based on cost of $99,033,737 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $7,678,661 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $14,278,062, resulting in net unrealized depreciation of $6,599,401.

Note 3. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” – an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	March 30, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	March 30, 2009